                                                                      333-146274
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      / / Pre-Effective Amendment No. ____
                       /X/ Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                          DELAWARE GROUP ADVISER FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
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                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
 Name and Address of Agent for Service: (Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
Class A, Class B, Class C and Institutional Class shares of beneficial interest, no par value,  of Delaware U.S.  Growth Fund, one series of the  Registrant.  No filing  fee is due  because  Registrant  is  relying  on  Section  24(f)  of the
                  Investment Company Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

                             --- C O N T E N T S ---

This Registration Statement includes the following:

         1.     Facing Page

         2.     Contents Page

         3.     Part A - Proxy Statement/Prospectus

         4.     Part B - Statement of Additional Information

         5.     Part C - Other Information

         6.     Signatures

         7.     Exhibits

                                     PART A

Part A, the definitive  Proxy  Statement/Prospectus  dated October 24, 2007, has been filed  pursuant to Rule 497(b) of the  Securities  Act of 1933,  as amended
[Accession No.  0001206774-07-002498]  on October 31, 2007, and is  incorporated herein by reference.

                                     PART B

Part B, the Statement of Additional Information dated October 24, 2007, has been filed  pursuant  to Rule  497(b)  of the  Securities  Act of  1933,  as  amended
[Accession No.  0001206774-07-002498]  on October 31, 2007, and is  incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.   Article VII,  Section 2  (November 15, 2006) to the
          Agreement and  Declaration of Trust  incorporated  into this filing by reference to Form N-14 filed  September  24,  2007.  Article VI of the
          Amended and Restated  By-Laws  (November 16, 2006)  incorporated  into this filing by reference to Form N-14 filed September 24, 2007.

          Insofar as indemnification  for liability arising under the Securities
          Act of 1933 may be  permitted to  Trustees,  officers and  controlling persons of the  Registrant  pursuant to the  provisions  described  in response to Item 15, or  otherwise,  the  Registrant  has been advised that in the opinion of the U.S.  Securities  and  Exchange  Commission such  indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the  event  that a  claim  for indemnification  against such  liabilities  (other than the payment by the Registrant of expenses  incurred or paid by a Trustee,  officer or controlling  person of the Registrant in the successful defense of any action,  suit or proceeding)  is asserted by such Trustee,  officer or controlling person in connection with the securities being registered, the Registrant  will,  unless in the opinion of its counsel the matter has  been  settled  by  controlling  precedent,  submit  to a court of appropriate  jurisdiction the question whether such indemnification by it is  against  public  policy  as  expressed  in the Act and  will be governed by the final adjudication of such issue.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously  filed  registration  statements on Form N-1A indicated below, except as noted:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 12 filed November 22, 1999.

                    (i)  Executed  Certificate  of  Trust  (December  17,  1998)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  12 filed  November  22,
                         1999.

               (b)  Executed Certificate of Amendment (November 15, 2006) to the
                    Agreement and  Declaration of Trust  incorporated  into this filing by reference to Form N-14 filed September 24, 2007.

          (2)  Copies of the existing bylaws or corresponding  instrument of the
               Registrant;

               (a)  Amended   and   Restated   By-Laws   (November   16,   2006)
                    incorporated  into  this  filing by  reference  to Form N-14 filed September 24, 2007.

          (3)  Copies  of any  voting  trust  agreement  affecting  more  than 5 percent of any class of equity securities of the Registrant;

               Not  applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Executed  Agreement and Plan of Reorganization  (February 8,
                    2008)  between the  Registrant,  on behalf of Delaware  U.S.
                    Growth Fund,  and Delaware  Group Equity Funds IV, on behalf of its series,  Delaware  Large Cap Growth Fund, is attached as Exhibit No. EX-99.4.a.

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and Declaration of Trust.  Articles III, IV, V and
                    VI of Agreement and Declaration of Trust (December 17, 1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 12 filed November 22, 1999.

               (b)  By-Laws.  Article II of the  Amended  and  Restated  By-Laws
                    (November  16,  2006)   incorporated  into  this  filing  by
                    reference to Form N-14 filed September 24, 2007.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant;

               (a)  Executed Investment Management Agreement (November 23, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business  Trust) and the Registrant on behalf of
                    Delaware U.S. Growth Fund  incorporated  into this filing by reference to Post-Effective  Amendment No. 16 filed March 1,
                    2001.

                    (i)  Executed  Amendment  No. 1 (June 28, 2002) to Exhibit A
                         of the Investment  Management  Agreement  (November 23,
                         1999) between the  Registrant  and Delaware  Management
                         Company  (a  series  of  Delaware  Management  Business
                         Trust)   adding   Delaware   Diversified   Income  Fund
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  20 filed  December  31,
                         2002.

               (b)  Executed   Investment  Advisory  Expense  Limitation  Letter
                    (September 11, 2007) between Delaware Management Company and the Registrant incorporated into this filing by reference to
                    Form N-14 filed September 24, 2007.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Distribution Agreement.

                    (i)  Executed Distribution  Agreement (May 15, 2003) between
                         Delaware  Distributors,  L.P.  and  the  Registrant  on
                         behalf of each Class  incorporated  into this filing by
                         reference  to  Post-Effective  Amendment  No.  22 filed
                         December 30, 2003.

               (b)  Financial Intermediary Distribution Agreement.

                    (i)  Executed   Third   Amended   and   Restated   Financial
                         Intermediary  Distribution  Agreement (January 1, 2007)
                         between  Lincoln  Financial   Distributors,   Inc.  and
                         Delaware Distributors, L.P. on behalf of the Registrant
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  26 filed  February  26,
                         2007.

               (b)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 19 filed
                    June 28, 2002.

               (c)  Vision  Mutual  Fund  Gateway(R) Agreement  (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 19 filed June 28, 2002.

               (d)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 19 filed June 28, 2002.

               (e)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 23 filed
                    December 27, 2004.

               (f)  Executed  Distribution  Expense Limitation Letter (September
                    11,  2007)  between  Delaware  Distributors,  L.P.  and  the
                    Registrant  incorporated  into this filing by  reference  to
                    Form N-14 filed September 24, 2007.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not  applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Executed  Mutual Fund Custody and Services  Agreement  (July
                    20,  2007)  between  Mellon Bank,  N.A.  and the  Registrant attached as Exhibit No. EX-99.9.a.

               (b)  Executed  Securities Lending  Authorization  (July 20, 2007)
                    between  Mellon Bank,  N.A. and the  Registrant  attached as
                    Exhibit No. EX-99.9.b.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

               (b)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

               (c)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

               (d)  Plan  under   Rule   12b-1  for  Class  R  (May  15,   2003)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 25 filed February 22, 2006.

               (e)  Plan under Rule 18f-3 (October 31, 2005)  incorporated  into this filing by reference to Post-Effective  Amendment No. 25 filed February 22, 2006.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion and Consent of Counsel (September 24, 2007) relating to the Registrant incorporated into this filing by reference to Form N-14 filed September 24, 2007.

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  Opinion  and Consent of Counsel  Supporting  Tax Matters and
                    Consequences to Shareholders  (February 8, 2008) relating to
                    Delaware U.S. Growth Fund and Delaware Large Cap Growth Fund
                    attached as Exhibit EX-99.12.a.

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 17 filed December 28, 2001.

                    (i)  Executed  Amendment No. 1 to Schedule A (June 28, 2002)
                         to Shareholder  Services  Agreement  incorporated  into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 20 filed December 31, 2002.

                    (ii) Executed  Schedule B (June 1, 2007) to the  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference to Form N-14 filed September 24, 2007.

               (b)  Executed  Fund   Accounting  and  Financial   Administration
                    Services  Agreement  (October 1, 2007) between  Mellon Bank,
                    N.A. and the Registrant attached as Exhibit No. EX-99.13.b.

               (c)  Executed  Fund   Accounting  and  Financial   Administration
                    Oversight  Agreement  (October  1,  2007)  between  Delaware
                    Service Company, Inc. and the Registrant attached as Exhibit
                    No. EX-99.13.c.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               Not applicable.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not  applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Powers of Attorney (October 22, 2007) incorporated into this filing by reference to Pre-Effective Amendment No. 1 on Form
                    N-14 filed October 23, 2007.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Code of Ethics for the Delaware  Investments Family of Funds
                    (November 2007) attached as Exhibit No. EX-99.17.a.

               (b)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (November  2007) attached as
                    Exhibit No. EX-99.17.b.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (June 2007)  incorporated  into this filing by  reference to
                    Form N-14 filed September 24, 2007.

Item 17.  Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party

               who is deemed to be an  underwriter  within  the  meaning of Rule
               145(c) of the  Securities  Act, the  reoffering  prospectus  will contain the information called for by the applicable registration form for  reofferings by persons who may be deemed  underwriters, in addition to the  information  called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the  requirements  of the Securities  Act of 1933, as amended,  (the
"1933 Act"), the Registrant  certifies that it meets all of the requirements for effectiveness  of this  Registration  Statement under Rule 485(b) under the 1933
Act and has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned,  duly  authorized,  in the  City  of  Philadelphia  and the
Commonwealth of Pennsylvania on this 20th day of February, 2008.

                                DELAWARE GROUP ADVISER FUNDS

                                By:               /s/ Patrick P. Coyne
                                                  Patrick P. Coyne
                                      Chairman/President/Chief Executive Officer

As required by the 1933 Act, this Registration  Statement has been signed by the following persons in the capacities and on the dates indicated:

      Signature                         Title                       Date
------------------------------ ------------------------------- -----------------

/s/ Patrick P. Coyne           Chairman/President/Chief        February 20, 2008
Patrick P. Coyne               Executive Officer (Principal
                               Executive Officer) and Trustee

Thomas L. Bennett       *      Trustee                         February 20, 2008
Thomas L. Bennett

John A. Fry             *      Trustee                         February 20, 2008
John A. Fry

Anthony D. Knerr        *      Trustee                         February 20, 2008
Anthony D. Knerr

Lucinda S. Landreth     *      Trustee                         February 20, 2008
Lucinda S. Landreth

Ann R. Leven            *      Trustee                         February 20, 2008
Ann R. Leven

Thomas F. Madison       *      Trustee                         February 20, 2008
Thomas F. Madison

Janet L. Yeomans        *      Trustee                         February 20, 2008
Janet L. Yeomans

J. Richard Zecher       *      Trustee                         February 20, 2008
J. Richard Zecher

Richard Salus           *      Senior Vice President/Chief     February 20, 2008
Richard Salus                  Financial Officer (Principal
                               Financial Officer)

                            *By: /s/ Patrick P. Coyne
                                Patrick P. Coyne
                             as Attorney-in-Fact for
                          each of the persons indicated
                (Pursuant to Powers of Attorney previously filed)

                                       10

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       11

                                INDEX TO EXHIBITS
                         (Delaware Group Adviser Funds)

Exhibit No.    Exhibit
-------------- -----------------------------------------------------------------
EX-99.4.a      Executed  Agreement and Plan of Reorganization (February 8, 2008)
               between the  Registrant,  on behalf of Delaware U.S. Growth Fund, and  Delaware  Group  Equity  Funds IV, on behalf of its  series,
               Delaware Large Cap Growth Fund

EX-99.9.a      Executed  Mutual  Fund  Custody  and Services Agreement (July 20,
               2007) between Mellon Bank, N.A. and the Registrant

EX-99.9.b      Executed Securities Lending Authorization (July 20, 2007) between
               Mellon Bank, N.A. and the Registrant

EX-99.12.a     Opinion  and  Consent  of  Counsel  Supporting  Tax  Matters  and
               Consequences  to  Shareholders  (February  8, 2008)  relating  to
               Delaware U.S. Growth Fund and Delaware Large Cap Growth Fund

EX-99.13.b     Executed  Fund  Accounting  and Financial Administration Services
               Agreement  (October 1, 2007)  between  Mellon Bank,  N.A. and the
               Registrant

EX-99.13.c     Executed  Fund  Accounting and Financial Administration Oversight
               Agreement  (October 1, 2007) between  Delaware  Service  Company,
               Inc. and the Registrant

EX-99.17.a     Code  of  Ethics  for  the  Delaware  Investments Family of Funds
               (November 2007)

EX-99.17.b     Code  of  Ethics  for  Delaware  Investments (Delaware Management
               Company,  a series of Delaware  Management  Business  Trust,  and
               Delaware Distributors, L.P.) (November 2007)

                                       12